Trade Receivables, Net - Schedule of Concentration Analysis on Trade Receivables (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Concentration Analysis on Trade Receivables [Line Items]
Customer concentration risk	100.00%	100.00%	100.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration Analysis on Trade Receivables [Line Items]
Customer concentration risk	9.00%	14.00%	11.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration Analysis on Trade Receivables [Line Items]
Customer concentration risk	9.00%	11.00%	9.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentration Analysis on Trade Receivables [Line Items]
Customer concentration risk	9.00%	10.00%	8.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentration Analysis on Trade Receivables [Line Items]
Customer concentration risk	9.00%	9.00%	7.00%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Concentration Analysis on Trade Receivables [Line Items]
Customer concentration risk	9.00%	9.00%	7.00%
Customer Concentration Risk [Member] | Other [Member] | Accounts Receivable [Member]
Schedule of Concentration Analysis on Trade Receivables [Line Items]
Customer concentration risk	55.00%	47.00%	58.00%